Leases (Tables)	7 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of future annual lease payments for operating leases	As of December 31, 2020, the future annual minimum lease payments for operating leases are as follows:

	2021	2022	2023	2024	2025	Thereafter	Total
Future annual minimum lease payments	$1,449	$1,010	$703	$527	$460	$431	$4,580